FORM N-PX
Annual Report of Proxy voting Record of Registered Management Investment Company


Investment Company Act file number  811-21509

                           Weldon Capital Funds, Inc.
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               (Exact name of registrant as specified in charter)

4747 W. 135th Street, Suite 100        Leawood, KS             66224
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         (Address of principal executive offices)             (Zip code)

Freddie Jacobs
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-239-2300

Date of fiscal year end:   3/31
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Date of reporting period:  06/30/04

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

WELDON EQUITY & INCOME FUND
PROXY VOTING HISTORY


                                                                                      Matter proposed         Fund cast its vote
Ticker    Cusip       Name                        Shareholder   Description of        by: management(m) Vote: for management or
                                                  meeting date  matter(s) voted on    shareholders (s)        against management
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There  were no  matters  relating  to a  portfolio  security  considered  at any shareholder  meeting  held  during  the period  covered by this  report and with respect to which the series named above were entitled to vote.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)     Weldon Capital Funds, Inc.

By        /s/ Douglas G. Ciocca
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        Douglas G. Ciocca, Chairman, President and Chief Executive Officer

Date       8/26/04
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